Segmental reporting - Analysis of results by business (Narrative) (Details) - Operating segments [member]	12 Months Ended
Dec. 31, 2020
Reportable segments [member]
Disclosure of operating segments [line items]
Description of types of products and services from which each reportable segment derives its revenues	The Barclays Bank Group divisions have been for segmental reporting purposes defined as Corporate and Investment Bank and Consumer, Cards and Payments.
Corporate and investment bank [member]
Disclosure of operating segments [line items]
Description of types of products and services from which each reportable segment derives its revenues	Corporate and Investment Bank which includes Investment Banking, Corporate Banking and global Markets businesses.
Consumer, cards and payments [member]
Disclosure of operating segments [line items]
Description of types of products and services from which each reportable segment derives its revenues	Consumer, Cards and Payments which includes Barclays US Consumer Bank, Barclays Payments, Barclaycard Germany and Private Bank.